Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	$ 2,205,225	$ 2,166,235	$ 4,305,588	$ 4,444,973	$ 5,760,459	$ 5,188,930
Operating expenses
Direct costs of revenue	1,616,201	1,600,925	3,139,999	3,122,367	3,744,571	3,682,308
General and administrative	371,344	393,890	1,142,253	1,191,459	1,587,028	1,377,703
Marketing and selling	12,114	9,977	29,253	27,303	37,208	37,035
Total operating expenses	1,999,659	2,004,792	4,311,505	4,341,129	5,368,807	5,097,046
Operating income (loss)	205,566	161,443	(5,917)	103,844	391,652	91,884
Other income (expense)
Loss on change in fair value of derivative liabilities	(51,825)	(9,300)	(65,508)	(25,148)	(813)	94,404
Gain on sale of assets						4,849
Gain on sale of property	63,195		63,195
Other income	1,398	18,288	279,663	33,941	37,451	11,315
Interest expense	(2,358)	(9,419)	(21,112)	(29,060)	(38,521)	(29,464)
Total other income (expense)	10,410	(431)	256,238	(20,267)	(1,883)	81,104
Income before tax provision	215,976	161,012	250,321	83,577	389,769	172,988
Provision for income taxes		35,203		35,203	65,458	35,520
Net income	$ 215,976	$ 125,809	$ 250,321	$ 48,374	$ 324,311	$ 137,468
Net income per share - basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net income per share - diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of shares outstanding
basic	157,363,671	156,637,143	156,969,802	156,603,566	156,612,006	155,574,554
diluted	157,363,671	156,637,143	156,969,802	156,603,566	156,612,006	155,574,554
School Uniform [Member]
Revenue
Total revenue	$ 1,111,701	$ 1,198,176	$ 1,384,353	$ 1,427,121	$ 1,555,366	$ 1,402,784
Promotional Sales [Member]
Revenue
Total revenue	$ 1,093,524	$ 968,059	$ 2,921,235	$ 3,017,852	$ 4,205,093	$ 3,786,146